Segment Information (Tables)	6 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of operating segments information
	For the six months ended December 31,
Revenues	2022	2021
Installation and maintenance	$24,301,679	$21,979,399
Housekeeping	8,990,258	8,009,015
Senior care services	3,557,245	4,091,068
Sales of pharmaceutical products	1,380,344	-
Educational consulting services	647,441	-
Total	$38,876,968	$34,079,482

	For the six months ended December 31,
Gross Profit	2022	2021
Installation and maintenance	$8,226,464	$7,286,334
Housekeeping	1,227,427	1,321,638
Senior care services	1,381,314	2,063,431
Sales of pharmaceutical products	128,938	-
Educational consulting services	173,943	-
Total	$11,138,086	$10,671,403

Current Assets	December 31, 2022	June 30, 2022
Installation and maintenance	$-	$-
Housekeeping	1,202,230	-
Senior care services	-	-
Sales of pharmaceutical products	5,852,374	-
Educational consulting services	922,887	-
Unallocated current assets	68,323,663	66,996,451
Total	$76,301,154	$66,996,451

Non-current Assets	December 31, 2022	June 30, 2022
Installation and maintenance	$-	$-
Housekeeping	2,407,814	-
Senior care services	5,512,272	4,301,543
Sales of pharmaceutical products	11,801,444	-
Educational consulting services	5,146,418	-
Unallocated non-current assets	9,129,953	9,194,315
Total	$33,997,901	$13,495,858